REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares				Fair Value
	CLOSED END FUNDS — 9.9%
	REAL ESTATE - 9.9%
560,040	Redwood Real Estate Income Fund, Class I(a)			$ 14,045,800

	TOTAL CLOSED END FUNDS (Cost $14,001,000)			14,045,800

	OPEN END FUNDS — 73.2%
	FIXED INCOME - 73.2%
2,151,260	American High-Income Trust, Class F-3			21,189,907
2,909,590	Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class			20,832,666
1,614,094	Lord Abbett High Yield Fund, Class I			10,410,905
1,569,892	MainStay MacKay High Yield Corporate Bond Fund, Class I			8,226,233
1,257,272	Principal High Income Fund			10,234,197
6,057,410	Vanguard High-Yield Corporate Fund, Admiral Class			33,073,461
				103,967,369

	TOTAL OPEN END FUNDS (Cost $98,376,853)			103,967,369

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 15.7%
	AEROSPACE & DEFENSE — 0.2%
60,000	Bombardier, Inc.(b)	7.8750	04/15/27	60,270
166,000	TransDigm, Inc.	5.5000	11/15/27	164,535
				224,805
	AUTOMOTIVE — 0.7%
346,000	Ford Motor Company	4.3460	12/08/26	341,123
157,000	Ford Motor Company	4.7500	01/15/43	124,169
147,000	Ford Motor Company	5.2910	12/08/46	125,388
359,000	Goodyear Tire & Rubber Company (The)	5.0000	05/31/26	356,404
				947,084
	BIOTECH & PHARMA — 0.2%
88,000	1375209 BC Ltd.(b)	9.0000	01/30/28	88,192
179,000	Bausch Health Companies, Inc.(b)	11.0000	09/30/28	167,998
33,000	Bausch Health Companies, Inc.(b)	14.0000	10/15/30	30,191

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 15.7% (Continued)
	BIOTECH & PHARMA — 0.2% (Continued)
				$ 286,381
	CABLE & SATELLITE — 1.4%
355,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)	5.0000	02/01/28	345,915
159,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)	5.3750	06/01/29	153,797
165,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)	4.7500	03/01/30	152,940
167,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)	4.5000	08/15/30	153,480
171,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)	4.2500	02/01/31	151,849
173,000	DISH DBS Corporation	7.7500	07/01/26	151,367
349,000	DISH DBS Corporation	7.3750	07/01/28	254,341
343,000	Sirius XM Radio, Inc.(b)	5.5000	07/01/29	334,264
171,000	Sirius XM Radio, Inc.(b)	4.1250	07/01/30	153,140
				1,851,093
	COMMERCIAL SUPPORT SERVICES — 0.1%
159,000	Prime Security Services Borrower, LLC / Prime Finance, Inc.(b)	5.7500	04/15/26	159,485

	CONTAINERS & PACKAGING — 0.5%
331,000	Pactiv, LLC B	7.9500	12/15/25	337,209
291,000	Sealed Air Corporation(b)	6.8750	07/15/33	305,956
				643,165
	ELECTRIC UTILITIES — 0.9%
369,000	Calpine Corporation(b)	5.1250	03/15/28	362,689
158,000	FirstEnergy Corporation	4.1500	07/15/27	154,275
359,000	PG&E Corporation	5.0000	07/01/28	346,245
359,000	Vistra Operations Company, LLC(b)	5.5000	09/01/26	359,171
				1,222,380
	ELECTRICAL EQUIPMENT — 0.2%
334,000	WESCO Distribution, Inc.(b)	7.2500	06/15/28	340,543

	ENTERTAINMENT CONTENT — 0.1%
329,000	Liberty Interactive, LLC	8.5000	07/15/29	167,523

	FOOD — 0.9%
165,000	Kraft Heinz Foods Company	3.0000	06/01/26	161,337
158,000	Kraft Heinz Foods Company	3.8750	05/15/27	155,115

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 15.7% (Continued)
	FOOD — 0.9% (Continued)
120,000	Kraft Heinz Foods Company	6.3750	07/15/28	$ 125,374
111,000	Kraft Heinz Foods Company(b)	7.1250	08/01/39	124,565
139,000	Kraft Heinz Foods Company	5.0000	06/04/42	125,677
133,000	Kraft Heinz Foods Company	5.2000	07/15/45	121,268
147,000	Kraft Heinz Foods Company	4.3750	06/01/46	119,732
137,000	Kraft Heinz Foods Company	4.8750	10/01/49	118,015
171,000	Post Holdings, Inc.(b)	4.6250	04/15/30	159,168
174,000	Post Holdings, Inc.(b)	4.5000	09/15/31	157,481
				1,367,732
	FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
370,000	Louisiana-Pacific Corporation(b)	3.6250	03/15/29	345,075

	HEALTH CARE FACILITIES & SERVICES — 1.7%
159,000	Centene Corporation	4.6250	12/15/29	151,344
165,000	Centene Corporation	3.3750	02/15/30	148,007
167,000	Centene Corporation	3.0000	10/15/30	144,724
173,000	Centene Corporation	2.5000	03/01/31	143,991
167,000	CHS/Community Health Systems, Inc.(b)	6.8750	04/15/29	114,792
364,000	DaVita, Inc.(b)	4.6250	06/01/30	339,586
181,000	DaVita, Inc.(b)	3.7500	02/15/31	159,521
154,000	HCA, Inc.	5.3750	02/01/25	154,000
325,000	HCA, Inc.	5.8750	02/15/26	326,562
145,000	HCA, Inc.	5.6250	09/01/28	147,140
163,000	HCA, Inc.	3.5000	09/01/30	148,733
163,000	Tenet Healthcare Corporation	6.1250	10/01/28	163,209
324,000	Tenet Healthcare Corporation	6.8750	11/15/31	335,619
				2,477,228
	HOME & OFFICE PRODUCTS — 0.1%
97,000	Newell Brands, Inc.	5.2000	04/01/26	97,381

	INSURANCE — 0.0%(c)
37,000	MBIA, Inc.	6.6250	10/01/28	36,121

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 15.7% (Continued)
	INTERNET MEDIA & SERVICES — 0.4%
150,000	Netflix, Inc.	4.8750	04/15/28	$ 150,699
140,000	Netflix, Inc.	5.8750	11/15/28	145,158
316,000	Netflix, Inc.(b)	4.8750	06/15/30	314,847
				610,704
	LEISURE FACILITIES & SERVICES — 0.6%
175,000	1011778 BC ULC / New Red Finance, Inc.(b)	4.0000	10/15/30	158,629
163,000	Carnival Corporation(b)	7.6250	03/01/26	163,403
167,000	Carnival Corporation(b)	5.7500	03/01/27	167,490
120,000	Carnival Corporation	6.6500	01/15/28	123,258
174,000	Hilton Domestic Operating Company, Inc.(b)	3.6250	02/15/32	153,125
26,000	NCL Corporation Ltd.(b)	5.8750	03/15/26	26,111
167,000	Royal Caribbean Cruises Ltd.(b)	5.5000	04/01/28	167,600
				959,616
	METALS & MINING — 0.3%
168,000	FMG Resources August 2006 Pty Ltd.(b)	4.3750	04/01/31	153,473
137,000	Freeport-McMoRan, Inc.	5.4500	03/15/43	127,641
164,000	Novelis Corporation(b)	4.7500	01/30/30	154,172
				435,286
	OIL & GAS PRODUCERS — 2.2%
182,000	Apache Corporation	4.8750	11/15/27	181,282
152,000	Apache Corporation	5.1000	09/01/40	131,847
165,000	Cheniere Energy Partners, L.P.	4.0000	03/01/31	152,846
34,000	Cheniere Energy, Inc.(b)	4.6250	10/15/28	33,368
122,000	Cheniere Energy, Inc.	4.6250	10/15/28	119,733
159,000	Comstock Resources, Inc.(b)	6.7500	03/01/29	156,384
142,000	Continental Resources, Inc./OK(b)	5.7500	01/15/31	142,106
160,000	EQT Corporation	3.9000	10/01/27	155,687
334,000	Murphy Oil Corporation	7.0500	05/01/29	342,046
175,000	New Fortress Energy, Inc.(b)	6.5000	09/30/26	170,800
338,000	Occidental Petroleum Corporation	5.5500	03/15/26	339,951
168,000	Occidental Petroleum Corporation	3.5000	08/15/29	154,622
127,000	Occidental Petroleum Corporation	8.8750	07/15/30	145,434
139,000	Occidental Petroleum Corporation	6.6250	09/01/30	145,865
142,000	Occidental Petroleum Corporation	6.1250	01/01/31	145,920

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 15.7% (Continued)
	OIL & GAS PRODUCERS — 2.2% (Continued)
133,000	Occidental Petroleum Corporation	6.4500	09/15/36	$ 136,553
271,000	Ovintiv, Inc.	8.1250	09/15/30	303,431
156,000	Western Midstream Operating, L.P.	4.0500	02/01/30	147,096
				3,104,971
	OIL & GAS SERVICES & EQUIPMENT — 0.3%
400,000	Transocean, Inc.(b)	8.0000	02/01/27	400,270

	REAL ESTATE INVESTMENT TRUSTS — 0.7%
359,000	Iron Mountain, Inc.(b)	4.8750	09/15/27	352,665
165,000	Iron Mountain, Inc.(b)	5.2500	07/15/30	159,168
168,000	MPT Operating Partnership, L.P. / MPT Finance Corporation	3.5000	03/15/31	112,824
166,000	SBA Communications Corporation	3.8750	02/15/27	160,814
178,000	SBA Communications Corporation	3.1250	02/01/29	162,117
				947,588
	RETAIL - CONSUMER STAPLES — 0.5%
174,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, L.P. / Albertsons, LLC(b)	3.5000	03/15/29	160,243
262,000	New Albertsons, L.P.	8.0000	05/01/31	275,314
201,000	Safeway, Inc.	7.2500	02/01/31	211,294
				646,851
	RETAIL - DISCRETIONARY — 0.3%
168,000	Michaels Companies, Inc. (The)(b)	7.8750	05/01/29	107,827
330,663	Staples, Inc.(b)	12.7500	01/15/30	258,698
				366,525
	SEMICONDUCTORS — 0.2%
346,000	Amkor Technology, Inc.(b)	6.6250	09/15/27	346,973

	SPECIALTY FINANCE — 0.1%
150,000	OneMain Finance Corporation	7.1250	03/15/26	153,093

	STEEL — 0.2%
349,000	United States Steel Corporation	6.6500	06/01/37	349,017

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 15.7% (Continued)
	TECHNOLOGY HARDWARE — 0.4%
289,000	Dell, Inc.		7.1000	04/15/28	$ 307,631
166,000	Imola Merger Corporation(b)		4.7500	05/15/29	158,473
156,000	Western Digital Corporation		4.7500	02/15/26	155,209
					621,313
	TECHNOLOGY SERVICES — 0.5%
220,000	Sabre GLBL, Inc.(b)		8.6250	06/01/27	221,377
98,000	Sabre GLBL, Inc.(b)		10.7500	11/15/29	101,471
338,000	Unisys Corporation(b)		6.8750	11/01/27	334,945
					657,793
	TELECOMMUNICATIONS — 1.3%
154,000	Embarq Corporation		7.9950	06/01/36	85,898
362,000	Frontier Communications Holdings, LLC(b)		5.0000	05/01/28	358,974
135,000	Sprint Capital Corporation		6.8750	11/15/28	143,428
114,000	Sprint Capital Corporation		8.7500	03/15/32	136,303
304,000	Sprint, LLC		7.6250	03/01/26	310,232
140,000	Telecom Italia Capital S.A.		7.2000	07/18/36	140,572
135,000	Telecom Italia Capital S.A.		7.7210	06/04/38	139,652
165,000	T-Mobile USA, Inc.		3.5000	04/15/31	150,376
142,000	Vodafone Group plc(d)	USSW5 + 4.873%	7.0000	04/04/79	147,940
175,000	Zayo Group Holdings, Inc.(b)		4.0000	03/01/27	165,436
					1,778,811
	TRANSPORTATION & LOGISTICS — 0.5%
72,083	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)		5.5000	04/20/26	72,092
159,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)		5.7500	04/20/29	158,711
145,000	Delta Air Lines, Inc.		7.3750	01/15/26	148,091
166,000	United Airlines, Inc.(b)		4.3750	04/15/26	163,747
166,000	United Airlines, Inc.(b)		4.6250	04/15/29	159,516
					702,157
	TOTAL CORPORATE BONDS (Cost $22,803,288)				22,246,964

	TOTAL INVESTMENTS - 98.8% (Cost $135,181,141)				$ 140,260,133
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.2%				1,644,645
	NET ASSETS - 100.0%				$ 141,904,778

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
S.A.	- Société Anonyme

USSW5	USD 5 Years Interest Rate Swap

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at January 31, 2025 was $14,045,800 representing 9.9% of net assets.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025 the total market value of 144A securities is $10,362,162 or 7.3% of net assets.
(c)	Percentage rounds to less than 0.1%.
(d)	Variable rate security; the rate shown represents the rate on January 31, 2025.

TOTAL RETURN SWAPS(e)
Security	Counterparty	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Value/Unrealized Appreciation
Invesco High Yield Municipal Fund	Barclays	12,926	$110,385	SOFR + 175 bps	4/20/2026	$ 129
Nuveen High Yield Municipal Bond Fund	Barclays	7,482	110,665	SOFR + 175 bps	4/20/2026	75
TOTAL						$ 204

SOFR - Secured Overnight Financing Rate

(e)	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Adviser has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	CLOSED END FUNDS — 13.8%
	REAL ESTATE - 13.8%
712,425	Redwood Real Estate Income Fund, Class I(a)	$ 17,867,628

	TOTAL CLOSED END FUNDS (Cost $17,810,638)	17,867,628

	OPEN END FUNDS — 0.2%
	FIXED INCOME - 0.2%
127	American Century High-Yield Municipal Fund, Class I	1,123
128	BlackRock High Yield Municipal Fund, Institutional Class	1,171
2,344	Delaware National High-Yield Municipal Bond Fund, Institutional Class	24,115
3,441	First Eagle Funds - First Eagle High Income Fund, Class I	29,729
1,302	Goldman Sachs High Yield Municipal Fund, Institutional Class	12,099
3,873	Invesco High Yield Municipal Fund, Class Y	33,119
4,862	Invesco Rochester Municipal Opportunities Fund, Class Y	33,113
91	Lord Abbett High Yield Municipal Bond Fund, Class I	997
764	MainStay MacKay High Yield Municipal Bond Fund, Class I	9,086
239	MFS Municipal High Income Fund, Class I	1,791
2,067	Nuveen High Yield Municipal Bond Fund, Class I	30,596
2,809	Nuveen Short Duration High Yield Municipal Bond, Class I	27,161
2,600	PIMCO High Yield Municipal Bond Fund, Institutional Class	22,071
2,148	Pioneer High Income Municipal Fund, Class Y	13,209
86	Western Asset Municipal High Income Fund, Class I	1,101
		240,481

	TOTAL OPEN END FUNDS (Cost $239,916)	240,481

	SHORT-TERM INVESTMENTS — 84.8%
	MONEY MARKET FUNDS - 84.8%
36,371,543	BlackRock Liquidity Funds MuniCash, Institutional Class, 2.16%(b)	36,375,180
36,381,179	JPMorgan Municipal Money Market Fund, Agency Class, 2.48%(b)	36,381,179
36,376,397	JPMorgan Tax Free Money Market Fund, Agency Class, 2.46%(b)	36,376,397
	TOTAL MONEY MARKET FUNDS (Cost $109,132,756)	109,132,756

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 84.8% (Continued)
	MONEY MARKET FUNDS - 84.8% (Continued)
	TOTAL SHORT-TERM INVESTMENTS (Cost $109,132,756)	109,132,756

	TOTAL INVESTMENTS - 98.8% (Cost $127,183,310)	$ 127,240,865
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.2%	1,521,173
	NET ASSETS - 100.0%	$ 128,762,038

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at January 31, 2025 was $17,867,628 representing 13.8% of net assets.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2025.

TOTAL RETURN SWAPS(c)
Security	Counterparty	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Value/Unrealized Appreciation
Invesco High Yield Municipal Fund	Barclays	15,631	$133,485	SOFR + 175 bps	7/31/2025	$ 157
Nuveen High Yield Municipal Bond Fund	Barclays	10,324	152,685	SOFR + 175 bps	4/20/2026	103
TOTAL						$ 260
SOFR - Secured Overnight Financing Rate

(c)	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Adviser has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	CLOSED END FUNDS — 12.8%
	United States - 12.8%
951,293	Redwood Real Estate Income Fund, Class I(a)	$ 23,858,439

	TOTAL CLOSED END FUNDS (Cost $23,782,338)	23,858,439

	COMMON STOCKS — 67.7%
	Brazil - 2.3%
1,065,043	B3 S.A. - Brasil Bolsa Balcao	2,020,481
332,787	BB Seguridade Participacoes S.A.	2,193,987
		4,214,468
	Canada - 10.5%
58,309	Canadian Natural Resources Ltd.	1,770,914
18,175	Canadian Tire Corp Ltd.	2,045,700
119,487	Cenovus Energy, Inc.	1,727,765
17,689	CGI, Inc.	2,084,817
12,336	George Weston Ltd.	1,906,391
41,173	Gildan Activewear, Inc.	2,122,831
66,483	Manulife Financial Corporation	1,987,612
109,215	MEG Energy Corporation	1,790,348
33,051	Metro, Inc.	2,064,664
52,308	Suncor Energy, Inc.	1,962,161
		19,463,203
	Cayman Islands - 1.1%
99,250	JD.com, Inc.	1,998,489

	China - 7.3%
856,800	37 Interactive Entertainment Network Technology	1,757,157
3,178,000	Aluminum Corp of China Ltd., H Shares	2,022,944
1,736,800	CNPC Capital Company Ltd.	1,564,167
5,430,000	Guangzhou Automobile Group Company Ltd.	2,125,436
323,121	Ping An Insurance Group Company of China Ltd., H Shares	1,808,006
129,400	Seres Group Company Ltd.	2,369,843
607,900	Yunnan Yuntianhua Company Ltd., Class A	1,933,355
		13,580,908

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 67.7% (Continued)
	Germany - 3.5%
8,319	adidas A.G.	$ 2,198,106
48,011	Porsche Automobil Holding S.E.	1,901,130
64,414	Zalando S.E.(b)	2,413,105
		6,512,341
	Greece - 2.0%
116,478	Hellenic Telecommunications Organization S.A.	1,762,806
118,204	OPAP S.A.	2,029,085
		3,791,891
	Indonesia - 2.6%
8,590,100	Alamtri Resources Indonesia Tbk P.T.	1,227,985
6,013,000	Astra International Tbk P.T.	1,770,808
1,183,200	United Tractors Tbk P.T.	1,805,761
		4,804,554
	Italy - 2.2%
131,113	Eni SpA	1,861,976
7,776,746	Telecom Italia SpA(b)	2,140,278
		4,002,254
	Japan - 6.5%
138,600	Denso Corporation	1,928,178
124,900	Japan Airlines Company Ltd.	2,059,331
62,800	KDDI Corporation	2,100,028
129,000	Marubeni Corporation	1,928,129
182,500	Ricoh Company Ltd.	2,102,321
138,100	Shionogi & Company Ltd.	2,039,211
		12,157,198
	Korea (Republic Of) - 7.7%
24,752	DB Insurance Company Ltd.	1,650,281
22,613	Hyundai Glovis Company Ltd.	2,319,728
11,056	Hyundai Mobis Company Ltd.	2,000,354
29,260	KB Financial Group, Inc.	1,842,349
29,198	Kia Corporation	2,044,944
14,708	Korea Shipbuilding & Offshore Engineering Company(b)	2,342,987
61,951	KT Corporation	2,041,822
		14,242,465

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 67.7% (Continued)
	Mexico - 2.0%
2,510,570	America Movil S.A.B. de C.V.	$ 1,763,007
74,781	Grupo Aeroportuario del Sureste S.A.B. de C.V.	2,034,862
		3,797,869
	Netherlands - 1.2%
60,366	Koninklijke Ahold Delhaize N.V.	2,137,558

	Norway - 2.1%
158,784	Telenor ASA	1,941,528
65,212	Yara International ASA	1,953,115
		3,894,643
	Singapore - 1.1%
232,043	Singapore Exchange Ltd.	2,095,000

	Spain - 2.0%
27,364	Amadeus IT Group S.A.	2,013,936
422,704	Telefonica S.A.	1,724,205
		3,738,141
	Sweden - 3.0%
21,134	Evolution A.B.	1,626,944
170,571	Securitas A.B., Class B	2,175,929
234,624	Telefonaktiebolaget LM Ericsson, Class B	1,774,451
		5,577,324
	Switzerland - 3.6%
23,948	Logitech International S.A.	2,405,529
18,098	Novartis AG	1,899,384
28,406	Temenos A.G.	2,431,315
		6,736,228
	Taiwan - 2.3%
49,000	MediaTek, Inc.	2,177,282
133,000	Realtek Semiconductor Corporation	2,186,412
		4,363,694
	Taiwan Province Of China - 2.4%
1,707,000	Eva Airways Corporation	2,469,636

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 67.7% (Continued)
	Taiwan Province Of China - 2.4% (Continued)
960,000	Yang Ming Marine Transport Corporation	$ 1,974,158
		4,443,794
	United Kingdom - 2.3%
410,978	BP PLC	2,153,305
61,725	Shell plc	2,050,279
		4,203,584

	TOTAL COMMON STOCKS (Cost $122,779,128)	125,755,606

	TOTAL INVESTMENTS - 80.5% (Cost $146,561,466)	$ 149,614,045
	OTHER ASSETS IN EXCESS OF LIABILITIES- 19.5%	36,135,664
	NET ASSETS - 100.0%	$ 185,749,709

A.B.	- Aktiebolag
A.G.	- Aktiengesellschaft
ASA	- Aksjeselskap
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
P.T.	- Perseroan Terbatas
S.A.	- Société Anonyme
S.E.	- Societas Europea
SpA	- Società per azioni

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at January 31, 2025 was $23,858,439 representing 12.8% of net assets.
(b)	Non-income producing security.

TOTAL RETURN SWAPS(c)
Security	Counterparty	Number of Shares	Currency	Notional Value	Interest Rate Payable	Termination Date	Value/Unrealized Appreciation
iShares MSCI EAFE ETF	JP Morgan	935,358	USD	$70,722,418	SOFR + 175 bps	2/27/2026	$ 3,395,350
	TOTAL						$ 3,395,350
SOFR - Secured Overnight Financing Rate

(c)	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Adviser has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	CLOSED END FUNDS — 12.4%
	REAL ESTATE - 12.4%
1,140,478	Redwood Real Estate Income Fund, Class I(a)	$ 28,603,187

	TOTAL CLOSED END FUNDS (Cost $28,511,952)	28,603,187

	COMMON STOCKS — 34.7%
	ADVERTISING & MARKETING - 1.3%
53,780	Interpublic Group of Companies, Inc. (The)	1,541,873
17,705	Omnicom Group, Inc.	1,536,617
		3,078,490
	AEROSPACE & DEFENSE - 1.4%
8,814	Huntington Ingalls Industries, Inc.	1,738,649
3,130	Lockheed Martin Corporation, B	1,449,034
		3,187,683
	ASSET MANAGEMENT - 0.8%
80,282	Franklin Resources, Inc.	1,785,472

	AUTOMOTIVE - 0.7%
149,668	Ford Motor Company	1,508,653

	BIOTECH & PHARMA - 2.7%
9,109	AbbVie, Inc.	1,675,145
31,522	Bristol-Myers Squibb Company	1,858,222
45,150	Pfizer, Inc.	1,197,378
142,165	Viatris, Inc.	1,603,621
		6,334,366
	CABLE & SATELLITE - 0.5%
35,367	Comcast Corporation, Class A	1,190,453

	CHEMICALS - 2.5%
23,736	Celanese Corporation	1,686,205
24,192	Dow, Inc.	944,698
29,381	FMC Corporation	1,638,872

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 34.7% (Continued)
	CHEMICALS - 2.5% (Continued)
19,793	LyondellBasell Industries N.V., A	$ 1,498,330
		5,768,105
	CONTAINERS & PACKAGING - 0.8%
31,971	International Paper Company	1,778,547

	ELECTRIC UTILITIES - 3.5%
123,142	AES Corporation (The)	1,354,562
31,748	Dominion Energy, Inc.	1,764,871
28,780	Evergy, Inc.	1,846,814
26,736	Eversource Energy	1,542,132
38,993	FirstEnergy Corporation	1,551,921
		8,060,300
	FOOD - 1.3%
59,878	Conagra Brands, Inc.	1,550,242
49,199	Kraft Heinz Company (The)	1,468,098
		3,018,340
	GAMING REIT - 0.6%
48,515	VICI Properties, Inc.	1,444,292

	HEALTH CARE FACILITIES & SERVICES - 0.4%
15,383	CVS Health Corporation	868,832

	HEALTH CARE REIT - 0.8%
84,212	Healthpeak Properties, Inc.	1,739,820

	INFRASTRUCTURE REIT - 0.5%
13,773	Crown Castle, Inc.	1,229,653

	LEISURE FACILITIES & SERVICES - 0.9%
10,514	Darden Restaurants, Inc.	2,052,753

	LEISURE PRODUCTS - 0.7%
28,539	Hasbro, Inc.	1,650,696

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 34.7% (Continued)
	MACHINERY - 0.7%
18,850	Stanley Black & Decker, Inc.	$ 1,660,120

	OIL & GAS PRODUCERS - 3.5%
77,418	APA Corporation	1,697,777
10,854	Chevron Corporation	1,619,308
65,866	Kinder Morgan, Inc.	1,809,998
16,370	ONEOK, Inc.	1,590,673
12,060	Phillips 66	1,421,512
		8,139,268
	RETAIL - CONSUMER STAPLES - 0.6%
142,172	Walgreens Boots Alliance, Inc.	1,461,528

	RETAIL - DISCRETIONARY - 1.4%
20,564	Best Buy Company, Inc.	1,765,625
13,055	Genuine Parts Company	1,517,644
		3,283,269
	RETAIL REIT - 0.8%
31,778	Realty Income Corporation	1,736,350

	SEMICONDUCTORS - 1.4%
19,891	Skyworks Solutions, Inc.	1,765,525
8,406	Texas Instruments, Inc.	1,551,832
		3,317,357
	TECHNOLOGY HARDWARE - 1.6%
31,371	Cisco Systems, Inc.	1,901,083
53,424	HP, Inc.	1,736,280
		3,637,363
	TECHNOLOGY SERVICES - 1.7%
8,185	International Business Machines Corporation	2,092,904
12,762	Paychex, Inc.	1,884,564
		3,977,468
	TELECOMMUNICATIONS - 1.6%
80,907	AT&T, Inc.	1,919,923

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 34.7% (Continued)
	TELECOMMUNICATIONS - 1.6% (Continued)
42,264	Verizon Communications, Inc.	$ 1,664,779
		3,584,702
	TOBACCO & CANNABIS - 1.6%
32,504	Altria Group, Inc.	1,697,684
14,067	Philip Morris International, Inc.	1,831,523
		3,529,207
	TRANSPORTATION & LOGISTICS - 0.4%
8,840	United Parcel Service, Inc., B	1,009,793

	TOTAL COMMON STOCKS (Cost $75,305,129)	80,032,880

	EXCHANGE-TRADED FUNDS — 50.8%
	EQUITY - 50.8%
463,650	iShares Russell 2000 ETF	105,007,451
227,833	Schwab International Small-Cap Equity ETF	8,035,670
34,739	Vanguard FTSE All World ex-US Small-Cap ETF	3,998,806
		117,041,927

	TOTAL EXCHANGE-TRADED FUNDS (Cost $113,974,070)	117,041,927

	OPEN END FUNDS — 0.1%
	FIXED INCOME - 0.1%
11,103	Nuveen California High Yield Municipal Bond Fund, Class I	88,271
6,490	Nuveen High Yield Municipal Bond Fund, Class I	96,050
		184,321

	TOTAL OPEN END FUNDS (Cost $228,068)	184,321

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
SHORT-TERM INVESTMENTS — 1.2%
MONEY MARKET FUNDS - 1.2%
2,821,741	Goldman Sachs Financial Square Government Fund, Administration Shares, 4.06%(b) (Cost $2,821,741)	$ 2,821,741

	TOTAL INVESTMENTS - 99.2% (Cost $220,840,960)	$ 228,684,056
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%	1,867,465
	NET ASSETS - 100.0%	$ 230,551,521

ETF	- Exchange-Traded Fund
N.V.	- Naamioze Vennootschap
REIT	- Real Estate Investment Trust

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at January 31, 2025 was $28,603,187 representing 12.4% of net assets.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2025.